Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Summary of Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Inventory purchases	$3,468	$4,659
Compensation and benefits	1,744	2,072
Advertising costs	3,527	2,363
Fulfillment costs	1,147	1,120
Sales taxes	1,537	1,812
Transaction costs	21,399	1,846
Other accrued expenses	8,008	6,779

Total accrued expenses	$40,830	$20,651

Accrued expenses consisted of the following (in thousands):

	December 31,
	2020	2021
Inventory purchases	$6,285	$4,659
Advertising costs	1,936	2,363
Compensation and benefits	1,545	2,072
Sales taxes	1,999	1,812
Fulfillment costs	1,156	1,120
Other accrued expenses	6,889	8,625

Total accrued expenses	$19,810	$20,651